WARRANTS (Details 1)	13 Months Ended
Dec. 31, 2021 $ / shares shares
Statement [Line Items]
Number Of Warrants	46,186,841
Weighted Average Remaining Life In Years	1 year 6 months 7 days
Warrant [member]
Statement [Line Items]
Number Of Warrants	11,972,900
Weighted Average Remaining Life In Years	9 months
Exercise Price | $ / shares	$ 0.40
Expiry Date	Oct. 02, 2022
Warrant 1 [member]
Statement [Line Items]
Number Of Warrants	600,000
Weighted Average Remaining Life In Years	10 months 17 days
Exercise Price | $ / shares	$ 0.40
Expiry Date	Nov. 17, 2022
Warrant 2 [member]
Statement [Line Items]
Number Of Warrants	1,357,441
Weighted Average Remaining Life In Years	2 years 1 month 20 days
Exercise Price | $ / shares	$ 0.60
Expiry Date	Feb. 19, 2024
Warrant 3 [member]
Statement [Line Items]
Number Of Warrants	9,519,000
Weighted Average Remaining Life In Years	2 years 2 months 4 days
Exercise Price | $ / shares	$ 0.60
Expiry Date	Mar. 04, 2024
Warrant 4 [member]
Statement [Line Items]
Number Of Warrants	21,250,000
Weighted Average Remaining Life In Years	1 year 6 months 21 days
Exercise Price | $ / shares	$ 0.60
Expiry Date	Jul. 22, 2023
Warrant 5 [member]
Statement [Line Items]
Number Of Warrants	1,487,500
Weighted Average Remaining Life In Years	2 years 6 months 21 days
Exercise Price | $ / shares	$ 0.40
Expiry Date	Jul. 22, 2024